Finance expense, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest expense	$ (48)	$ (32)
Interest income on short-term investments (note 4)	2	1
Interest income on duty deposits receivable (note 25)	9	13
Finance expense on employee future benefits	(8)	(9)
Finance expense, net	$ (45)	$ (27)